UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 0560

John Hancock Investment Trust (Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210 (Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Attorney and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210 (Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Sovereign Investors Fund

3.31.2006 **Quarterly Portfolio Holdings**

John Hancock

JOHN HANCOCK FUNDS

John Hancock
Sovereign Investors Fund
Securities owned by the Fund on
March 31, 2006 (unaudited)

Issuer	Shares	Value

Common stocks 88.47%		$929,332,803
(Cost $659,276,984)

Advertising 1.60%		16,787,363

Omnicom Group, Inc.	201,650	16,787,363
Aerospace & Defense 1.11%		11,651,970

United Technologies Corp.	201,000	11,651,970
Air Freight & Logistics 1.51%		15,876,000

United Parcel Service, Inc. (Class B)	200,000	15,876,000
Asset Management & Custody Banks 1.54%		16,218,000

Bank of New York Co., Inc. (The)	450,000	16,218,000
Auto Parts & Equipment 1.45%		15,186,000

Johnson Controls, Inc.	200,000	15,186,000
Communications Equipment 3.34%		35,112,433

Cisco Systems, Inc. (I)	759,780	16,464,433
Nokia Corp., American Depositary Receipt (ADR) (Finland)	900,000	18,648,000
Computer Hardware 2.77%		29,054,181

International Business Machines Corp.	352,300	29,054,181
Computer Storage & Peripherals 0.65%		6,815,000

EMC Corp. (I)	500,000	6,815,000
Consumer Finance 1.63%		17,175,967

American Express Co.	326,850	17,175,967
Data Processing & Outsourced Services 2.39%		25,124,000

Automatic Data Processing, Inc.	550,000	25,124,000
Diversified Banks 3.81%		40,012,947

Bank of America Corp.	557,600	25,393,104
Wells Fargo & Co.	228,900	14,619,843
Diversified Commercial & Professional Services 0.81%		8,524,000

Cintas Corp.	200,000	8,524,000
Drug Retail 1.99%		20,909,000

CVS Corp.	700,000	20,909,000

John Hancock
Sovereign Investors Fund
Securities owned by the Fund on
March 31, 2006 (unaudited)

Electrical Components & Equipment 2.99%		31,361,250

Emerson Electric Co.	375,000	31,361,250
General Merchandise Stores 1.01%		10,604,839

Target Corp.	203,900	10,604,839
Health Care Distributors 1.06%		11,178,000

Cardinal Health, Inc.	150,000	11,178,000
Health Care Equipment 1.95%		20,531,927

Medtronic, Inc.	404,570	20,531,927
Health Care Supplies 0.28%		2,907,500

DENTSPLY International, Inc.	50,000	2,907,500
Home Improvement Retail 0.95%		9,936,648

Lowe's Cos., Inc. (L)	154,200	9,936,648
Hotels, Resorts & Cruise Lines 1.96%		20,580,000

Marriott International, Inc. (Class A)	300,000	20,580,000
Household Products 3.03%		31,797,747

Colgate-Palmolive Co.	300,000	17,130,000
Procter & Gamble Co. (The)	254,560	14,667,747
Industrial Conglomerates 7.31%		76,797,558

3M Co. (L)	276,950	20,962,345
General Electric Co.	1,068,350	37,157,213
Textron, Inc.	200,000	18,678,000
Industrial Gases 2.03%		21,276,870

Praxair, Inc. (L)	385,800	21,276,870
Industrial Machinery 3.48%		36,551,284

Danaher Corp.	150,000	9,532,500
Dover Corp.	556,400	27,018,784
Integrated Oil & Gas 8.00%		84,038,661

BP Plc, ADR (United Kingdom) (L)	201,500	13,891,410
Chevron Corp.	302,300	17,524,331
Exxon Mobil Corp.	485,872	29,570,170
Total SA, ADR (France)	175,000	23,052,750
Integrated Telecommunication Services 1.29%		13,520,000

AT&T, Inc.	500,000	13,520,000
Investment Banking & Brokerage 2.62%		27,566,000

Merrill Lynch & Co., Inc.	350,000	27,566,000

John Hancock
Sovereign Investors Fund
Securities owned by the Fund on
March 31, 2006 (unaudited)

Movies & Entertainment 0.53%			5,578,000

Disney (Walt) Co. (The) (L)		200,000	5,578,000
Multi-Line Insurance 3.23%			33,887,675

American International Group, Inc.		357,720	23,641,715
Hartford Financial Services Group, Inc. (The)		127,200	10,245,960
Other Diversified Financial Services 3.55%			37,305,454

Citigroup, Inc.		569,457	26,895,454
JPMorgan Chase & Co.		250,000	10,410,000
Pharmaceuticals 6.77%			71,159,118

Abbot Laboratories		551,700	23,430,699
Johnson & Johnson		382,850	22,672,377
Pfizer, Inc.		421,350	10,500,042
Wyeth (L)		300,000	14,556,000
Regional Banks 0.83%			8,716,000

Marshall & Ilsley Corp.		200,000	8,716,000
Semiconductors 2.96%			31,102,000

Analog Devices, Inc. (L)		400,000	15,316,000
Linear Technology Corp. (L)		450,000	15,786,000
Soft Drinks 2.28%			23,972,737

PepsiCo, Inc. (L)		414,825	23,972,737
Specialty Chemicals 0.93%			9,774,000

Rohm & Haas Co. (L)		200,000	9,774,000
Systems Software 2.78%			29,197,691

Microsoft Corp.		1,073,050	29,197,691
Tobacco 2.05%			21,544,983

Altria Group, Inc.		304,050	21,544,983

	Credit
Issuer, description	rating (A)	Shares	Value

Preferred stocks 0.62%			$6,513,750
(Cost $6,000,000)

Oil & Gas Exploration & Production 0.62%			6,513,750

Lasmo America Ltd., 8.15%, Ser A (S)	A+	60,000	6,513,750

John Hancock
Sovereign Investors Fund
Securities owned by the Fund on
March 31, 2006 (unaudited)
	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value

Short-term investments 10.91%			$114,640,885
(Cost $114,640,885)

Joint Repurchase Agreement 2.81%			29,518,000

Investment in a joint repurchase agreement transaction with
Morgan Stanley - Dated 03-31-06 due 04-03-06 (Secured by U.S.
Treasury Inflation Indexed Note 3.875% due 01-15-09)	4.470	29,518	29,518,000
		Shares
Cash Equivalents 8.10%			85,122,885

AIM Cash Investment Trust (T)		85,122,885	85,122,885

Total investments 100.00%			$1,050,487,438

John Hancock
Sovereign Investors Fund
Footnotes to Schedule of Investments
March 31, 2006 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of March 31, 2006.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $6,513,750 or 0.62% of the Fund's total investments as of March 31, 2006.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on March 31, 2006, including short-term investments, was $779,917,869.
Gross unrealized appreciation and depreciation of investments aggregated $274,049,142 and $3,479,573, respectively, resulting in net unrealized appreciation of $270,569,569.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sovereign Asset Management LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	24-hour automated information	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Sovereign Investors Fund.

290Q1 3/06
5/06

JOHN HANCOCK

Balanced Fund

3.31.2006 Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock
Balanced Fund
Securities owned by the Fund on
March 31, 2006 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value

Bonds 11.76%					$16,991,665
(Cost $17,063,604)

Broadcasting & Cable TV 0.70%					1,016,618

Comcast Cable Communications, Inc.,
Note	6.200	11-15-08	BBB+	1,000	1,016,618
Consumer Finance 2.38%					3,441,858

Ford Motor Credit Co.,
Note	6.625	06-16-08	BB-	1,500	1,419,733
Household Finance Corp.,
Sr Note	6.400	06-17-08	A	1,000	1,021,897
Standard Credit Card Master Trust,
Pass Thru Ctf Ser 1994-2 Class A	7.250	04-07-06	AAA	1,000	1,000,228
Electric Utilities 2.11%					3,051,530

Kansas City Power & Light Co.,
Sr Note	6.500	11-15-11	BBB	1,000	1,033,718
Tucson Electric Power Co.,
1st Collateral Trust Bond Ser B	7.500	08-01-08	BBB-	1,944	2,017,812
Electrical Components & Equipment 1.25%					1,800,699

AMETEK, Inc.,
Sr Note	7.200	07-15-08	BBB	1,750	1,800,699
Gas Utilities 0.01%					15,929

Kinder Morgan Energy Partners, L.P.,
Sr Bond	7.750	03-15-32	BBB+	14	15,929
Health Care Services 1.40%					2,019,822

Caremark Rx, Inc.,
Sr Note	7.375	10-01-06	BBB-	2,000	2,019,822
Multi-Utilities & Unregulated Power 1.71%					2,471,830

CalEnergy Co., Inc.,
Sr Bond	8.480	09-15-28	BBB+	2,000	2,471,830
Other Diversified Financial Services 1.49%					2,159,539

Beaver Valley Funding Corp.,
Sec Lease Obligation Bond	9.000	06-01-17	BBB-	1,000	1,129,240
General Electric Capital Corp.,
Note Ser A	6.125	02-22-11	AAA	1,000	1,030,299

John Hancock
Balanced Fund
Securities owned by the Fund on
March 31, 2006 (unaudited)

Paper Products 0.01%					7,262

Norske Skogindustrier ASA,
Note (Norway) (S)	7.625	10-15-11	BBB-	7	7,262
Regional Banks 0.69%					993,125

Greater Bay Bancorp,
Sr Note Ser B	5.250	03-31-08	BBB-	1,000	993,125
Specialized Finance 0.01%					13,453

Principal Life Global Funding I,
Note (S)	6.250	02-15-12	AA	13	13,453
Issuer				Shares	Value

Common stocks 60.14%					$86,909,409
(Cost $74,189,734)

Agricultural Products 2.57%					3,708,067

Corn Products International, Inc.				74,300	2,197,051
Delta & Pine Land Co.				50,100	1,511,016
Aluminum 2.94%					4,246,676

Novelis, Inc. (Canada)				206,450	4,246,676
Biotechnology 2.34%					3,383,055

Amgen, Inc. (I)				17,800	1,294,950
OSI Pharmaceuticals, Inc. (I) (L)				65,050	2,088,105
Broadcasting & Cable TV 4.44%					6,416,269

Liberty Global, Inc. (Class A) (I)				145,700	2,982,479
Liberty Global, Inc. (Class C) (I)				68,800	1,358,800
NTL, Inc.				71,281	2,074,990
Coal & Consumable Fuels 0.52%					756,129

CONSOL Energy, Inc.				10,050	745,308
Massey Energy Co.				300	10,821
Computer Storage & Peripherals 0.78%					1,125,246

Brocade Communications Systems, Inc. (I)				168,450	1,125,246
Diversified Capital Markets 1.34%					1,940,970

UBS AG (Switzerland)				17,650	1,940,970
Electric Utilities 3.27%					4,725,049

British Energy Group Plc (United Kingdom) (I)				415,257	4,681,849
DPL, Inc.				1,600	43,200

John Hancock
Balanced Fund
Securities owned by the Fund on
March 31, 2006 (unaudited)

Electrical Components & Equipment 0.61%		888,283

Samsung Electronics Co., Ltd., Global Depositary
Receipt (South Korea) (S)	2,740	888,283
Environmental & Facilities Services 0.92%		1,325,656

Clean Harbors, Inc. (I) (L)	44,680	1,325,656
Food Retail 2.08%		3,012,866

Tesco Plc (United Kingdom)	526,355	3,012,866
Footwear 1.16%		1,672,215

Nike, Inc. (Class B)	19,650	1,672,215
Gas Utilities 1.64%		2,370,520

Southern Union Co.	95,470	2,370,520
Gold 2.42%		3,495,829

Newmont Mining Corp.	67,370	3,495,829
Health Care Equipment 0.95%		1,373,208

Hospira, Inc. (I)	34,800	1,373,208
Independent Power Producers & Energy Traders 1.39%		2,007,857

Constellation Energy Group	36,700	2,007,857
Industrial Machinery 0.57%		817,264

Eaton Corp.	11,200	817,264
Insurance Brokers 1.15%		1,659,897

Willis Group Holdings Ltd. (Bermuda)	48,450	1,659,897
Integrated Oil & Gas 2.65%		3,825,583

Suncor Energy, Inc. (Canada)	49,670	3,825,583
Integrated Telecommunication Services 1.57%		2,266,896

Chunghwa Telecom Co., Ltd., American Depositary
Receipt (ADR) (Taiwan)	115,717	2,266,896
Life & Health Insurance 0.57%		822,538

Prudential Financial, Inc.	10,850	822,538
Movies & Entertainment 1.55%		2,235,755

News Corp. (Class B) (L)	124,070	2,178,669
Time Warner, Inc.	3,400	57,086
Oil & Gas Drilling 0.97%		1,397,250

GlobalSantaFe Corp. (Cayman Islands)	23,000	1,397,250

John Hancock
Balanced Fund
Securities owned by the Fund on
March 31, 2006 (unaudited)

Oil & Gas Exploration & Production 5.19%			7,500,335

Canadian Natural Resources Ltd. (Canada)		450	24,926
Denbury Resources, Inc. (I)		115,450	3,656,302
EnCana Corp. (Canada)		19,300	901,889
Riata Energy, Inc. (I) (S)		100,000	1,525,000
Southwestern Energy Co. (I)		43,250	1,392,218
Oil & Gas Storage & Transportation 2.69%			3,889,771

Williams Cos., Inc. (The)		181,850	3,889,771
Other Diversified Financial Services 0.23%			335,333

Citigroup, Inc.		7,100	335,333
Pharmaceuticals 3.65%			5,280,581

Abbot Laboratories		44,150	1,875,051
Novartis AG, ADR (Switzerland)		30,304	1,680,054
Shire Plc, ADR (United Kingdom)		37,115	1,725,476
Precious Metals & Minerals 0.33%			478,020

Silver Standard Resources, Inc. (Canada) (I) (L)		23,250	478,020
Property & Casualty Insurance 1.35%			1,957,800

Berkshire Hathaway, Inc. (Class B) (I)		650	1,957,800
Reinsurance 2.21%			3,191,528

Endurance Specialty Holdings Ltd. (Bermuda)		98,050	3,191,528
Specialty Chemicals 1.10%			1,594,770

Nalco Holding Co. (I)		90,100	1,594,770
Systems Software 2.50%			3,610,903

Microsoft Corp.		132,705	3,610,903
Wireless Telecommunication Services 2.49%			3,597,290

Sprint Nextel Corp.		139,214	3,597,290
	Credit
Issuer, description	rating (A)	Shares	Value

Preferred stocks 2.25%			$3,256,875
(Cost $3,000,000)

Oil & Gas Exploration & Production 2.25%			3,256,875

Lasmo America Ltd., 8.15%, Ser A (S)	A+	30,000	3,256,875

John Hancock
Balanced Fund
Securities owned by the Fund on
March 31, 2006 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value

U.S. government and agencies securities 15.70%					$22,688,617
(Cost $22,897,385)

Government U.S. 11.51%					16,638,663

United States Treasury,
Bond (L)	6.000	02-15-26	AAA	1,000	1,115,781
Bond (L)	5.375	02-15-31	AAA	675	710,543
Note (L)	6.000	08-15-09	AAA	750	777,100
Note (L)	4.250	10-15-10	AAA	8,000	7,813,128
Note (L)	4.000	03-15-10	AAA	2,000	1,941,016
Note (L)	3.875	07-15-10	AAA	1,000	963,750
Note	3.875	02-15-13	AAA	2,000	1,885,782
Note (L)	3.375	09-15-09	AAA	1,500	1,431,563

Government U.S. Agency 4.19%					6,049,954

Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.500	08-01-08	AAA	36	36,724
15 Yr Pass Thru Ctf	7.000	07-01-11	AAA	82	84,984
15 Yr Pass Thru Ctf	6.500	08-01-16	AAA	36	37,307
15 Yr Pass Thru Ctf	4.500	12-01-17	AAA	645	618,765
30 Yr Pass Thru Ctf	8.000	01-01-31	AAA	16	17,603
30 Yr Pass Thru Ctf	7.500	04-01-31	AAA	21	22,142
30 Yr Pass Thru Ctf	7.000	06-01-31	AAA	13	14,027
30 Yr Pass Thru Ctf	7.000	06-01-32	AAA	11	12,162
Note (L)	6.000	05-15-11	AAA	1,500	1,555,082
Financing Corp.,
Bond Ser E	9.650	11-02-18	AAA	1,790	2,482,105
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf	9.000	04-15-21	AAA	3	3,695
30 Yr Pass Thru Ctf	6.500	04-15-29	AAA	285	296,131
New Valley Generation II,
Pass Thru Ctf Ser 2001	5.572	05-01-20	AAA	883	869,227

			Interest	Par value
Issuer, description, maturity date			rate (%)	($000)	Value

Short-term investments 10.15%					$14,675,215
(Cost $14,675,215)

Joint Repurchase Agreement 6.01%					8,692,000

Investment in a joint repurchase agreement
transaction with Morgan Stanley - Dated 03-31-06
due 04-03-06 (Secured by U.S. Treasury Inflation
Indexed Note 3.875% due 01-15-09)			4.470	8,692	8,692,000

				Shares

Cash Equivalents 4.14%					5,983,215

AIM Cash Investment Trust (T)				5,983,215	5,983,215

Total investments 100.00%					$144,521,781

John Hancock Balanced Fund Footnotes to Schedule of Investments March 31, 2006 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of March 31, 2006.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $5,690,873 or 3.94% of the Fund's total investments as of March 31, 2006.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on March 31, 2006, including short-term investments, was $131,825,938. Gross unrealized appreciation and depreciation of investments aggregated $14,706,532 and $2,010,689, respectively, resulting in net unrealized appreciation of $12,695,843.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sovereign Asset Management LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	24-hour automated information	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Balanced Fund.

360Q1 3/06
5/06

JOHN HANCOCK

Large Cap Equity Fund

3.31.2006

Quarterly Portfolio Holdings

John Hancock
JOHN HANCOCK FUNDS

John Hancock
Large Cap Equity Fund
Securities owned by the Fund on
March 31, 2006 (unaudited)

Issuer	Shares	Value

Common stocks 89.58%		$518,803,369
(Cost $412,310,938)

Agricultural Products 2.84%		16,449,791

Corn Products International, Inc.	556,300	16,449,791
Aluminum 3.91%		22,640,576

Novelis, Inc. (Canada)	1,100,660	22,640,576
Biotechnology 0.69%		3,968,513

Amgen, Inc. (I)	54,550	3,968,513
Brewers 0.04%		224,543

Anheuser-Busch Cos., Inc.	5,250	224,543
Broadcasting & Cable TV 6.78%		39,251,799

Liberty Global, Inc. (Class A) (I)	360,100	7,371,247
Liberty Global, Inc. (Class C) (I)	450,100	8,889,475
News Corp. (Class B) (L)	720,000	12,643,200
NTL, Inc. (I)	355,475	10,347,877
Diversified Financial Services 0.49%		2,815,232

UBS AG (Switzerland)	25,600	2,815,232
Diversified Metals & Mining 11.92%		69,049,835

Agnico-Eagle Mines Ltd. (Canada)	1,136,600	34,609,470
Birch Mountain Resources Ltd. (Canada) (I)	1,873,650	13,827,537
CONSOL Energy, Inc.	117,700	8,728,632
Freeport-McMoRan Copper & Gold, Inc. (Class B) (L)	53,300	3,185,741
Massey Energy Co.	68,900	2,485,223
Silver Standard Resources, Inc. (Canada) (I)(L)	302,200	6,213,232
Electric Utilities 0.91%		5,286,600

DPL, Inc.	195,800	5,286,600
Electrical Components & Equipment 0.43%		2,510,858

Samsung Electronics Co., Ltd., Global Depositary Receipt
(GDR) (South Korea) (S)	7,745	2,510,858
Food Retail 0.96%		5,580,375

Tesco Plc (United Kingdom)	974,905	5,580,375
Footwear 0.48%		2,761,495

Nike, Inc. (Class B)	32,450	2,761,495

John Hancock
Large Cap Equity Fund
Securities owned by the Fund on
March 31, 2006 (unaudited)

Gas Utilities 1.09%		6,298,874

Southern Union Co. (I)	253,680	6,298,874
Gold 5.11%		29,613,623

Newmont Mining Corp.	570,700	29,613,623
Health Care Equipment 2.02%		11,694,389

Hospira, Inc. (I)	136,000	5,366,560
Kinetic Concepts, Inc. (I)	153,700	6,327,829
Health Care Services 0.02%		144,097

Caremark Rx, Inc. (I)	2,930	144,097
Home Improvement Retail 0.03%		177,660

Home Depot, Inc. (The)	4,200	177,660
Household Products 0.02%		127,916

Procter & Gamble Co. (The)	2,220	127,916
Hypermarkets & Super Centers 0.04%		259,820

Wal-Mart Stores, Inc.	5,500	259,820
Insurance Brokers 1.94%		11,256,123

Willis Group Holdings Ltd. (Bermuda)	328,550	11,256,123
Integrated Oil & Gas 3.49%		20,194,986

ConocoPhillips	4,800	303,120
Petro-Canada (Canada) (L)	19,800	941,095
Suncor Energy, Inc. (Canada)	246,050	18,950,771
Integrated Telecommunication Services 2.03%		11,754,000

Chunghwa Telecom Co., Ltd., American Depositary Receipt
(ADR) (Taiwan)	600,000	11,754,000
Life & Health Insurance 1.08%		6,265,697

Prudential Financial, Inc.	82,650	6,265,697
Managed Health Care 0.35%		2,029,482

Aetna, Inc.	41,300	2,029,482
Multi-Utilities & Unregulated Power 7.14%		41,340,250

British Energy Group PLC (United Kingdom) (I)	3,619,486	40,808,195
Constellation Energy Group	9,725	532,055
Oil & Gas Drilling 1.50%		8,663,684

GlobalSantaFe Corp. (Cayman Islands)	137,800	8,371,350
Rowan Cos., Inc. (I)	6,650	292,334

John Hancock
Large Cap Equity Fund
Securities owned by the Fund on
March 31, 2006 (unaudited)

Oil & Gas Exploration & Production 13.73%				79,500,981

Connacher Oil & Gas Ltd. (Canada) (I)			2,413,275	10,239,766
Denbury Resources, Inc. (I)(L)			960,930	30,432,653
EnCana Corp. (Canada)			207,700	9,705,821
Petrolifera Petroleum Ltd. (Canada) (I)			100,000	1,050,060
Riata Energy, Inc. (I)			350,000	5,337,500
Rosetta Resources, Inc. (I)			260,495	4,678,490
Southwestern Energy Co. (I)			556,150	17,902,469
Talisman Energy, Inc. (Canada)			2,900	154,222
Oil & Gas Refining, Marketing & Transportation 4.79%				27,747,108

Williams Cos., Inc. (The)			1,297,200	27,747,108
Pharmaceuticals 4.94%				28,634,232

Abbot Laboratories			119,700	5,083,659
Novartis AG, (ADR) (Switzerland)			88,970	4,932,497
OSI Pharmaceuticals, Inc. (I)(L)			223,000	7,158,300
Pfizer, Inc.			89,200	2,222,864
Shire Pharmaceutical Group Plc, (ADR) (United Kingdom)			198,686	9,236,912
Precious Metals & Minerals 0.59%				3,410,500

Apex Silver Mines Ltd. (Cayman Islands) (I)(L)			143,600	3,410,500
Reinsurance 2.86%				16,566,000

Berkshire Hathaway, Inc. (Class B) (I)			5,500	16,566,000
Restaurants 1.42%				8,196,578

McDonald's Corp.			238,550	8,196,578
Soft Drinks 0.03%				184,350

PepsiCo, Inc.			3,190	184,350
Specialty Chemicals 0.46%				2,655,000

Nalco Holding Co. (I)			150,000	2,655,000
Systems Software 2.05%				11,866,281

Microsoft Corp.			436,100	11,866,281
Wireless Telecommunication Services 3.40%				19,682,121

Sprint Nextel Corp.			761,692	19,682,121
	Exercise	Expiration	Number of
	price ($)	date	Contracts	Value
Options 0.34%				$1,964,575
(Cost $6,867,849)

Options Purchased 0.34%				1,964,575

Alliance Data Systems Corp.	35.00	06-19-06	1,800	9,000
Alliance Data Systems Corp.	45.00	06-19-06	500	75,000
Danaher Corp.	50.00	01-22-07	1,100	66,000

John Hancock
Large Cap Equity Fund
Securities owned by the Fund on
March 31, 2006 (unaudited)

Fannie Mae	50.00	01-22-07	900	306,000
iShares MSCI EAFE Index	90.00	01-22-07	700	343,000
iShares Russell 2000 Index	65.00	05-22-06	7,873	118,095
Lehman Brothers Holdings, Inc.	110.00	04-24-06	817	0
Retail HOLDRs Trust	95.00	01-22-07	2,182	741,880
SCP Pool Corp.	35.00	07-24-06	1,633	0
SPDR Trust Ser 1	126.00	06-19-06	1,594	175,340
Target Corp.	50.00	04-24-06	4,342	130,260
	Interest		Par value
Issuer, description, maturity date	rate (%)		($000)	Value

Short-term investments 10.08%				$58,375,315
(Cost $58,375,315)

Joint Repurchase Agreement 3.03%				17,576,000

Investment in a joint repurchase agreement transaction
with Morgan Stanley - Dated 03-31-06 due 04-03-06
(secured by U.S. Treasury Inflation Indexed Note 3.875%
due 01-15-09)	4.470		17,576	17,576,000
			Shares
Cash Equivalents 7.05%				40,799,315

AIM Cash Investment Trust (T)			40,799	40,799,315

Total investments 100.00%				$579,143,259

John Hancock Large Cap Equity Fund Footnotes to Schedule of Investments March 31, 2006 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of March 31, 2006.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $2,510,858 or 0.43% of the Fund's total investment as of March 31, 2006.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on March 31, 2006, including short-term investments, was $477,554,102. Gross unrealized appreciation and depreciation of investments aggregated $112,444,368 and $10,855,211, respectively, resulting in net unrealized appreciation of $101,589,157.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sovereign Asset Management LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	24-hour automated information	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Large Cap Equity Fund.

500Q1 3/06
5/06

JOHN HANCOCK

Small Cap Intrinsic Value Fund

3.31.2006 Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock
Small Cap Intrinsic Value Fund
Securities owned by the Fund on
March 31, 2006 (unaudited)

Issuer	Shares	Value

Common stocks 86.22%		$5,135,667
(Cost $4,571,110)

Agricultural Products 5.37%		319,742

Corn Products International, Inc.	3,850	113,845
Delta & Pine Land Co.	3,100	93,496
Tejon Ranch Co. (I)	2,300	112,401
Aluminum 3.44%		205,083

Novelis, Inc. (Canada)	9,970	205,083
Computer Hardware 3.45%		205,410

Brocade Communications Systems, Inc. (I)	30,750	205,410
Computer Storage & Peripherals 2.08%		123,816

McDATA Corp. (Class A) (I)	26,800	123,816
Diversified Metals & Mining 14.20%		845,712

Agnico-Eagle Mines Ltd. (Canada)	10,450	318,202
Birch Mountain Resources Ltd. (Canada) (I)	23,920	176,530
Massey Energy Co.	6,510	234,816
Silver Standard Resources, Inc. (Canada) (I)(L)	5,650	116,164
Education Services 0.71%		42,600

Educate, Inc. (I)	5,000	42,600
Electric Utilities 1.15%		68,320

PNM Resources, Inc.	2,800	68,320
Environmental Services 4.44%		264,656

Clean Harbors, Inc. (I)(L)	8,920	264,656
Food Distributors 1.19%		70,784

Gold Kist, Inc. (I)	5,600	70,784
Food Retail 4.08%		242,784

Diamond Foods, Inc. (I)	14,140	242,784
Gas Utilities 3.60%		214,308

Southern Union Co. (I)	8,631	214,308
Health Care Equipment 1.04%		61,755

Kinetic Concepts, Inc. (I)	1,500	61,755

John Hancock
Small Cap Intrinsic Value Fund
Securities owned by the Fund on
March 31, 2006 (unaudited)

Investment Banking & Brokerage 6.06%		360,772

Aether Holdings, Inc. (I)	46,350	178,447
Wright Express Corp. (I)	6,500	182,325
Movies & Entertainment 1.31%		77,957

Radio One, Inc. (Class D) (I)	10,450	77,957
Multi-Utilities & Unregulated Power 2.00%		119,102

Aquila, Inc. (I)	29,850	119,102
Networking Equipment 1.99%		118,784

3Com Corp. (I)	23,200	118,784
Oil & Gas Equipment & Services 2.74%		163,475

Blackrock Ventures, Inc. (Canada) (I)	13,671	163,475
Oil & Gas Exploration & Production 12.65%		753,493

CNX Gas Corp. (I)	2,710	70,460
Connacher Oil & Gas Ltd. (Canada) (I)	53,157	225,550
Denbury Resources, Inc. (I)	8,800	278,696
Equator Exploration Ltd. (British Virgin Islands) (I)	2,500	14,820
Petrolifera Petroleum Ltd. (Canada) (I)	15,615	163,967
Pharmaceuticals 1.94%		115,845

Nastech Pharmaceutical Company, Inc. (I)(L)	3,850	69,300
OSI Pharmaceuticals, Inc. (I)	1,450	46,545
Regional Banks 1.99%		118,736

United Financial Bancorp, Inc. (I)	9,870	118,736
Reinsurance 4.64%		276,241

Endurance Specialty Holdings Ltd. (Bermuda)	2,350	76,492
IPC Holdings Ltd. (Bermuda)	4,040	113,322
Platinum Underwriters Holdings Ltd. (Bermuda)	2,970	86,427
Semiconductors 2.22%		132,527

CSR Plc (United Kingdom) (I)	6,367	132,527
Specialty Chemicals 3.69%		219,525

Nalco Holding Co. (I)	6,750	119,475
OM Group, Inc. (I)	4,350	100,050
Wireless Telecommunication Services 0.24%		14,240

USA Mobility, Inc. (I)	500	14,240

John Hancock
Small Cap Intrinsic Value Fund
Securities owned by the Fund on
March 31, 2006 (unaudited)
	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value

Short-term investments 13.78%			$821,295
(Cost $821,166)

Government U.S. Agency 8.39%			500,000

Federal Home Loan Bank,
Disc Note 04-03-06	Zero	500	500,000
		Shares
Cash Equivalents 5.39%			321,295

AIM Cash Investment Trust (T)		321	321,295

Total investments 100.00%			$5,956,962

John Hancock
Small Cap Intrinsic Value Fund
Footnotes to Schedule of Investments
March 31, 2006 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of March 31, 2006.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on March 31, 2006, including short-term investments, was $5,392,276.
Gross unrealized appreciation and depreciation of investments aggregated $648,554 and $83,868, respectively, resulting in net unrealized appreciation of $564,686.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sovereign Asset Management LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Small Cap Intrinsic Value Fund.

640Q1 3/06
5/06

JOHN HANCOCK

Large Cap Intrinsic Value Fund

3.31.2006 Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock
Large Cap Intrinsic Value Fund
Securities owned by the Fund on
March 31, 2006 (unaudited)

Issuer	Shares	Value

Common stocks 94.22%		$3,663,347
(Cost $2,986,961)

Agricultural Products 2.28%		88,710

Corn Products International, Inc.	3,000	88,710
Aluminum 3.68%		143,167

Novelis, Inc. (Canada)	6,960	143,167
Biotechnology 1.20%		46,545

OSI Pharmaceuticals, Inc. (I)	1,450	46,545
Brewers 1.78%		69,287

Anheuser-Busch Cos., Inc.	1,620	69,287
Broadcasting & Cable TV 10.15%		394,478

Liberty Global, Inc., (Class A)(I)	2,900	59,363
Liberty Global, Inc., (Class C)(I)	3,600	71,100
News Corp., Class B (L)	7,770	136,441
NTL, Inc. (I)	3,575	104,068
Time Warner, Inc.	1,400	23,506
Diversified Metals & Mining 5.94%		231,025

Agnico-Eagle Mines Ltd. (Canada)	6,900	210,105
Freeport-McMoRan Copper & Gold, Inc. (Class B)	350	20,920
Electric Utilities 3.15%		122,429

Korea Electric Power Corp., American Depositary Receipt (ADR)
(South Korea)	5,668	122,429
Electrical Components & Equipment 1.56%		60,624

Samsung Electronics Co., Ltd., Global Depositary Receipt (GDR)
(South Korea) (S)	187	60,624
Environmental Services 1.68%		65,274

Clean Harbors, Inc. (I)	2,200	65,274
Food Retail 2.38%		92,403

Tesco Plc (United Kingdom)	16,143	92,403
Footwear 0.44%		17,020

Nike, Inc. (Class B)	200	17,020
Gold 6.51%		253,223

Newmont Mining Corp.	4,880	253,223

John Hancock
Large Cap Intrinsic Value Fund
Securities owned by the Fund on
March 31, 2006 (unaudited)

Health Care Equipment 1.14%		44,392

Hospira, Inc. (I)	1,125	44,392
Insurance Brokers 2.03%		78,798

Willis Group Holdings Ltd. (Bermuda)	2,300	78,798
Integrated Oil & Gas 6.46%		251,256

Amerada Hess Corp.	250	35,600
Suncor Energy, Inc. (Canada)	2,800	215,656
Integrated Telecommunication Services 2.23%		86,686

Chunghwa Telecom Co., Ltd., (ADR)(Taiwan)	4,425	86,686
Life & Health Insurance 1.13%		43,970

Prudential Financial, Inc.	580	43,970
Multi-Utilities & Unregulated Power 6.17%		240,036

British Energy Group PLC (United Kingdom) (I)	21,290	240,036
Oil & Gas Refining & Marketing & Transportation 5.09%		197,858

Williams Cos., Inc. (The)	9,250	197,858
Oil & Gas Drilling 1.72%		66,825

GlobalSantaFe Corp. (Cayman Islands)	1,100	66,825
Oil & Gas Exploration & Production 10.83%		421,214

Canadian Natural Resources Ltd. (Canada)	500	27,695
Denbury Resources, Inc. (I)	6,750	213,772
EnCana Corp. (Canada)	850	39,720
Southwestern Energy Co. (I)	4,350	140,027
Pharmaceuticals 4.89%		190,136

Abbot Laboratories	1,800	76,446
Pfizer, Inc.	2,400	59,808
Shire PLC, (ADR) (United Kingdom)	1,159	53,882
Reinsurance 4.73%		183,732

Berkshire Hathaway, Inc. (Class B) (I)	61	183,732
Systems Software 1.54%		59,862

Microsoft Corp.	2,200	59,862
Tobacco 3.20%		124,525

British American Tobacco Plc (United Kingdom)	5,150	124,525
Wireless Telecommunication Services 2.31%		89,872

Sprint Nextel Corp.	3,478	89,872

John Hancock
Large Cap Intrinsic Value Fund
Securities owned by the Fund on
March 31, 2006 (unaudited)

				Number of
Issuer				Units	Value

Units 2.04%					$79,325
(Cost $65,736)

Oil & Gas Exploration & Production	2.04%				79,325

Enerplus Resources Fund (Canada)				1,580	79,325
		Exercise	Expiration	Number of
Issuer		price	date	contracts	Value
Purchased options 0.19%					$7,355
(Cost $33,694)

Purchased options 0.19%					7,355

iShares Russell 2000 Index		65	05-22-06	55	825
Lehman Brothers Holdings, Inc.		110	04-24-06	3	0
Retail HOLDRs Trust		95	01-22-07	13	4,420
SPDR Trust Ser 1		126	06-19-06	11	1,210
SCP Pool Corp.		35	07-24-06	18	0
Target Corp.		50	04-24-06	30	900

Issuer, description				Shares	Value

Short-term investments 3.55%					$137,995
(Cost $137,995)

Cash Equivalents 3.55%					137,995

AIM Cash Investment Trust (T)				137,995	137,995

Total investments 100.00%					$3,888,022

John Hancock
Large Cap Intrinsic Value Fund
Footnotes to Schedule of Investments
March 31, 2006 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of March 31, 2006.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $60,624 or 1.56% of the Fund's total investments as of March 31, 2006.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on March 31, 2006, including short-term investments, was $3,224,386.
Gross unrealized appreciation and depreciation of investments aggregated $729,884 and $66,248, respectively, resulting in net unrealized appreciation of $663,636.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sovereign Asset Management LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Large Cap Intrinsic Value Fund.

690Q1 3/06
5/06

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: May 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: May 25, 2006

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: May 25, 2006